BRIDGE LOANS LIABILITIES (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended	6 Months Ended			12 Months Ended
	Aug. 30, 2025	Aug. 24, 2025	Dec. 31, 2024	Sep. 11, 2024	Sep. 04, 2024	Jun. 27, 2024	Feb. 28, 2024	Dec. 31, 2023	May 31, 2022	Jun. 30, 2026	Jun. 30, 2025	Jan. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 16, 2024	Jul. 10, 2024	Apr. 24, 2024	Jan. 31, 2015
IfrsStatementLineItems [Line Items]
Borrowings maturity	June 30, 2025	maturity date to February 24, 2025
Exercise price of share						$ 4.7025
Percentage of voting equity interests acquired																			2.00%
Aggregate amount of convertible instruments issued					$ 1,300	$ 119			$ 317
Repaid cash amount													$ 370
Number of shares issued													83,194			793	1,818
Finance expenses				$ 4,278						$ 36,358	$ 10,724		$ 40,703	$ 13,493	$ 7,891
Bridge loans			$ 728										$ 453	$ 728
Three valuation models [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted													4.67%	4.27%
Expected volatility, share options granted													359.70%	53.94%
Term warrants													2 years 2 months 4 days	3 years 2 months 4 days
After reverse stock split [member]
IfrsStatementLineItems [Line Items]
Exercise price of share						$ 57,460
Number of shares issued
Investor [member]
IfrsStatementLineItems [Line Items]
Exercise price of share							$ 0.05
Number of shares issued				55,789									2,333					1,275
Finance expenses													$ 198
Investor [member] | After reverse stock split [member]
IfrsStatementLineItems [Line Items]
Exercise price of share							$ 610
Number of shares issued				4
Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Interest rate												10.00%
Aggregate amount of convertible instruments issued			750					$ 1,350
Redeemable warrants			1,450					$ 1,000						$ 1,450	$ 1,000
Fair value of bonus warrants
Bridge loan agreements [member] | Bonus warrants [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase shares													0.32
Exercise price of share													$ 540,787
Bridge loan agreements [member] | Bonus warrants [member] | After reverse stock split [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase shares
Exercise price of share													$ 6,608,126,366
Bridge loan agreements [member] | Redeemable warrants type 1 [member]
IfrsStatementLineItems [Line Items]
Borrowings maturity													five years
Warrants to purchase shares													0.13
Exercise price of share													$ 235,125
Weighted average share price, share options granted													$ 540,787
Percentage of voting equity interests acquired													50.00%
Bridge loan agreements [member] | Redeemable warrants type 1 [member] | Monte carlo simulation model [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants													$ 30	$ 34
Bridge loan agreements [member] | Redeemable warrants type 1 [member] | Third anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price of share													$ 235,125
Percentage of voting equity interests acquired													25.00%
Bridge loan agreements [member] | Redeemable warrants type 1 [member] | Fourth anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price of share													$ 235,125
Percentage of voting equity interests acquired													25.00%
Bridge loan agreements [member] | Redeemable warrants type 1 [member] | After reverse stock split [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase shares
Exercise price of share													$ 2,873,098,420
Weighted average share price, share options granted													6,608,126,366
Bridge loan agreements [member] | Redeemable warrants type 1 [member] | After reverse stock split [member] | Third anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price of share													2,873,098,420
Bridge loan agreements [member] | Redeemable warrants type 1 [member] | After reverse stock split [member] | Fourth anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price of share													$ 2,873,098,420
Bridge loan agreements [member] | Redeemable warrants type 2 [member]
IfrsStatementLineItems [Line Items]
Borrowings maturity														five years
Warrants to purchase shares													0.53
Weighted average share price, share options granted														$ 540,787
Description of approach used to determine discount rates													Each investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20-trading day VWAP preceding each such anniversary.
Bridge loan agreements [member] | Redeemable warrants type 2 [member] | Monte carlo simulation model [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants														$ 140
Bridge loan agreements [member] | Redeemable warrants type 2 [member] | First anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price of share													$ 235,125
Percentage of voting equity interests acquired													50.00%
Bridge loan agreements [member] | Redeemable warrants type 2 [member] | Second anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price of share													$ 235,125
Percentage of voting equity interests acquired													50.00%
Bridge loan agreements [member] | Redeemable warrants type 2 [member] | After reverse stock split [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase shares
Weighted average share price, share options granted													$ 6,608,126,366
Bridge loan agreements [member] | Redeemable warrants type 2 [member] | After reverse stock split [member] | First anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price of share													2,873,098,420
Bridge loan agreements [member] | Redeemable warrants type 2 [member] | After reverse stock split [member] | Second anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price of share													$ 2,873,098,420
Bridge loan agreements [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings maturity												two years
Bridge loan agreements [member] | Eleven lenders [member]
IfrsStatementLineItems [Line Items]
Proceeds from loans and warrants												$ 3,860